CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenues
Hosting and related services	$ 139,144	866,882	614,612	374,946
Managed network services	105,500	657,276	406,317	150,257
Total net revenues	244,644	1,524,158	1,020,929	525,203
Cost of revenues	(176,318)	(1,098,477)	(744,371)	(396,858)
Gross profit	68,326	425,681	276,558	128,345
Operating expenses
Sales and marketing expenses	(17,636)	(109,871)	(80,885)	(51,392)
General and administrative expenses	(24,640)	(153,512)	(82,926)	(282,298)
Research and development expenses	(10,261)	(63,929)	(34,657)	(19,924)
Changes in the fair value of contingent purchase consideration payable	(2,798)	(17,430)	(63,185)	(7,537)
Operating (loss) profit	12,991	80,939	14,905	(232,806)
Interest income	2,616	16,301	14,939	580
Interest expense	(1,826)	(11,376)	(4,398)	(2,793)
Other income	1,864	11,616	1,943	1,152
Other expense	(348)	(2,167)	(520)	(906)
Loss from equity method investment	(177)	(1,101)
Foreign exchange gain	(64)	(397)	32,747	1,646
(Loss) profit from continuing operations before income taxes	15,056	93,815	59,616	(233,127)
Income tax expense	(5,804)	(36,159)	(13,677)	(1,588)
Net profit (loss) from continuing operations	9,252	57,656	45,939	(234,715)
Loss from discontinued operations				(12,952)
Net (loss) profit	9,252	57,656	45,939	(247,667)
Net income attributable to non-controlling interest	(214)	(1,332)	(27,495)	(7,722)
Net (loss) income attributable to the company's ordinary shareholders	$ 9,038	56,324	18,444	(255,389)
Earnings (loss) per share:
Net profit (loss) from continuing operations	$ 0.03	0.16	0.07	(3.39)
Loss from discontinued operations				(0.18)
Basic	$ 0.03	0.16	0.07	(3.57)
Net profit (loss) from continuing operations	$ 0.03	0.16	0.06	(3.39)
Loss from discontinued operations				(0.18)
Diluted	$ 0.03	0.16	0.06	(3.57)
Shares used in earnings (loss) per share computation:
Basic	342,533,167	342,533,167	259,595,677	71,526,320
Diluted	356,784,209	356,784,209	316,807,661	182,492,500